Stockholders' Equity: Schedule of Fair Value Assumptions (Tables)	12 Months Ended
Dec. 31, 2016
Tables/Schedules
Schedule of Fair Value Assumptions
	2016	2015

Dividend yield	0.00	0.00
Risk-free interest rate	1.13-2.32%	2.24-2.32%
Expected volatility	67.3-78.9%	80.5-184%
Expected life (in years)	10	10